Segment and Geographic Information	6 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Segment Reporting [Abstract]
Segment and Geographic Information
11. Segment and Geographic Information
The Company operates as one operating segment. Revenue and property and equipment, net by geographic region, based on physical location of the operations recording the sale or the assets are as follows:
Revenue by geographical region for the three and six months ended March 26, 2022 and March 27, 2021 are as follows (in thousands):

	Three Months Ended		Six Months Ended
	March 26, 2022	March 27, 2021	March 26, 2022	March 27, 2021
United States	$95,392	$22,240	$171,630	$26,754
Canada	892	937	1,718	1,965

Total revenue	$96,284	$23,177	$173,348	$28,719

Percentage of revenue generated outside of the United States	1%	4%	1%	7%
Total property and equipment, net by geographical region at March 26, 2022 and at September 25, 2021 are as follows (in thousands):

	March 26, 2022	September 25, 2021
United States	$18,085	$17,355
Canada	1,116	1,262

Total property and equipment, net	$19,201	$18,617

Percentage of property and equipment, net held outside of the United States	6%	7%

16. Segment and Geographic Information
As more fully described in the Company’s Summary of Significant Accounting Policies, the Company operates in one operating segment. Revenue and property and equipment, net by geographic region, based on physical location of the operations recording the sale or the assets are as follows:
Revenue by geographical region (in thousands):

	Year Ended
	September 25, 2021	September 26, 2020	September 28, 2019
United States	$248,209	$54,349	$95,726
Canada	3,704	37,737	4,397

Total revenue	$251,913	$92,086	$100,123

Percentage of revenue generated outside of the United States	1%	41%	4%

Total property and equipment, net by geographical region (in thousands):

	Year Ended
	September 25, 2021	September 26, 2020
United States	$17,355	$7,978
Canada	1,262	1,208

Total property and equipment, net	$18,617	$9,186

Percentage of property and equipment, net held outside of the United States	7%	13%